CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ (2,371,971)	$ (1,708,295)
Adjustments to reconcile net loss to cash flows used in operating activities:
Depreciation and amortization	2,705	545,179
Amortization of beneficial conversion feature	301,576	362,046
Stock-based compensation	870,040
Changes in operating assets and liabilities:
Increase (decrease) in accounts receivable		60,730
Increase (decrease) in VAT receivable	26,982	(3,735)
Increase (decrease) in amount due from related party	316,598
Increase (decrease) in prepaid expenses	19,140
Increase (decrease) in accounts payable	(69,162)	(88,105)
Increase (decrease) in accrued salaries	(50,574)	(159,130)
Increase (decrease) in accrued expenses	31,802
Increase (decrease) in accrued expenses - related parties	18,646	560,929
Net Cash Used in Operating Activities	(904,218)	(430,381)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (dcrease) Bank overdraft		(493)
Proceeds from bonds payable	1,438,056	512,198
Advances from notes payable to related parties		17,412
Payments on loans payable to related parties	(80,383)
Proceeds from issuance of common stock		603,010
Net Cash Provided by Financing Activities	1,357,673	1,132,127
EFFECT OF CHANGE IN EXCHANGE RATE	(54,876)	31,790
INCREASE (DECREASE) IN CASH	398,579	733,536
CASH, BEGINNING OF PERIOD	868,770
CASH, END OF PERIOD	1,267,349	733,536
CASH PAID FOR:
Interest	170,799
NON-CASH INVESTING AND FINANCING TRANSACTIONS:
Conversion of convertible debentures into common stock		1,197,952
Conversion of accrued expenes and loans to subordinated notes		961,912
Conversion of subordinated convertible debentures into common stock	70,757
Conversion of accrued interest payable into common stock	38,000
Issuance of common stock for promotional services	20,040
Issuance of common stock for consultancy services	850,000
Beneficial conversion features on bonds payable	$ 256,594